Risk Report - Credit Risk Exposure - Credit Risk Profile by Industry Sector (Detail) - EUR (€) € in Millions		Dec. 31, 2021		Dec. 31, 2020
Total | Credit Risk Profile [Domain Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		€ 1,291		€ 1,230
Mining and quarrying		10,529		10,053
Manufacturing		106,960		96,788
Electricity, gas, steam and air conditioning supply		13,669		11,679
Water supply, sewerage, waste management and remediation activities		1,429		1,354
Construction		11,086		10,944
Wholesale and retail trade, repair of motor vehicles and motorcycles		46,589		43,548
Transport and storage		14,452		14,351
Accommodation and food service activities		3,814		3,964
Information and communication		26,137		23,756
Financial and insurance activities		326,701		287,672
Real estate activities		53,650		48,924
Professional, scientific and technical activities		14,860		15,091
Administrative and support service activities		17,103		15,367
Public administration and defense, compulsory social security		104,203		125,374
Education		942		945
Human health services and social work activities		6,417		6,987
Arts, entertainment and recreation		3,241		2,258
Other service activities		13,849		15,580
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		244,683		236,923
Activities of extraterritorial organizations and bodies		2,032		1,873
Total		1,023,637		974,661
Loans [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		645	[1]	637	[2]
Mining and quarrying		2,783	[1]	2,871	[2]
Manufacturing		35,404	[1]	26,050	[2]
Electricity, gas, steam and air conditioning supply		4,548	[1]	3,419	[2]
Water supply, sewerage, waste management and remediation activities		681	[1]	681	[2]
Construction		4,374	[1]	4,440	[2]
Wholesale and retail trade, repair of motor vehicles and motorcycles		21,285	[1]	20,697	[2]
Transport and storage		5,330	[1]	5,575	[2]
Accommodation and food service activities		2,259	[1]	2,427	[2]
Information and communication		6,363	[1]	5,525	[2]
Financial and insurance activities		106,343	[1]	84,724	[2]
Real estate activities		40,629	[1]	36,571	[2]
Professional, scientific and technical activities		6,959	[1]	7,707	[2]
Administrative and support service activities		9,759	[1]	9,112	[2]
Public administration and defense, compulsory social security		6,183	[1]	6,139	[2]
Education		225	[1]	205	[2]
Human health services and social work activities		3,869	[1]	3,436	[2]
Arts, entertainment and recreation		1,062	[1]	929	[2]
Other service activities		4,941	[1]	5,353	[2]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		213,184	[1]	205,004	[2]
Activities of extraterritorial organizations and bodies		1	[1]	1	[2]
Total		476,827	[1]	431,503	[2]
Loans [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		2		0
Mining and quarrying		190		250
Manufacturing		348		525
Electricity, gas, steam and air conditioning supply		226		295
Water supply, sewerage, waste management and remediation activities		0		0
Construction		234		243
Wholesale and retail trade, repair of motor vehicles and motorcycles		196		330
Transport and storage		334		427
Accommodation and food service activities		5		60
Information and communication		286		308
Financial and insurance activities		3,219		2,860
Real estate activities		2,478		989
Professional, scientific and technical activities		63		228
Administrative and support service activities		472		333
Public administration and defense, compulsory social security		757		828
Education		0		0
Human health services and social work activities		111		68
Arts, entertainment and recreation		6		22
Other service activities		262		551
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		0		22
Activities of extraterritorial organizations and bodies		0		0
Total		9,189		8,339
Loans [Member] | Designated / mandatory at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		0		0
Mining and quarrying		0		8
Manufacturing		26		354
Electricity, gas, steam and air conditioning supply		46		51
Water supply, sewerage, waste management and remediation activities		0		0
Construction		2		2
Wholesale and retail trade, repair of motor vehicles and motorcycles		34		83
Transport and storage		87		69
Accommodation and food service activities		0		0
Information and communication		80		3
Financial and insurance activities		578		1,823
Real estate activities		30		46
Professional, scientific and technical activities		0		0
Administrative and support service activities		71		66
Public administration and defense, compulsory social security		12		13
Education		0		0
Human health services and social work activities		25		26
Arts, entertainment and recreation		0		0
Other service activities		44		84
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		0		0
Activities of extraterritorial organizations and bodies		0		0
Total		1,035		2,629
Loans [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		0	[3]	0	[4]
Mining and quarrying		33	[3]	15	[4]
Manufacturing		1,042	[3]	1,111	[4]
Electricity, gas, steam and air conditioning supply		0	[3]	0	[4]
Water supply, sewerage, waste management and remediation activities		0	[3]	0	[4]
Construction		40	[3]	22	[4]
Wholesale and retail trade, repair of motor vehicles and motorcycles		930	[3]	913	[4]
Transport and storage		316	[3]	312	[4]
Accommodation and food service activities		8	[3]	27	[4]
Information and communication		658	[3]	404	[4]
Financial and insurance activities		1,099	[3]	813	[4]
Real estate activities		83	[3]	339	[4]
Professional, scientific and technical activities		0	[3]	12	[4]
Administrative and support service activities		22	[3]	56	[4]
Public administration and defense, compulsory social security		124	[3]	433	[4]
Education		0	[3]	0	[4]
Human health services and social work activities		0	[3]	0	[4]
Arts, entertainment and recreation		0	[3]	0	[4]
Other service activities		14	[3]	177	[4]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		1	[3]	2	[4]
Activities of extraterritorial organizations and bodies		0	[3]	0	[4]
Total		4,370	[3]	4,635	[4]
Off-balance sheet [Member] | Revocable and irrevocable lending commitments [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		593	[5]	544	[6]
Mining and quarrying		5,220	[5]	5,148	[6]
Manufacturing		51,706	[5]	52,722	[6]
Electricity, gas, steam and air conditioning supply		5,068	[5]	5,080	[6]
Water supply, sewerage, waste management and remediation activities		484	[5]	396	[6]
Construction		2,939	[5]	2,672	[6]
Wholesale and retail trade, repair of motor vehicles and motorcycles		16,368	[5]	15,672	[6]
Transport and storage		5,729	[5]	5,235	[6]
Accommodation and food service activities		1,308	[5]	1,203	[6]
Information and communication		13,837	[5]	14,030	[6]
Financial and insurance activities		65,114	[5]	56,024	[6]
Real estate activities		6,486	[5]	5,776	[6]
Professional, scientific and technical activities		5,245	[5]	4,919	[6]
Administrative and support service activities		5,114	[5]	4,266	[6]
Public administration and defense, compulsory social security		2,519	[5]	2,983	[6]
Education		132	[5]	126	[6]
Human health services and social work activities		1,646	[5]	2,373	[6]
Arts, entertainment and recreation		1,899	[5]	1,105	[6]
Other service activities		4,790	[5]	4,305	[6]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		30,934	[5]	31,298	[6]
Activities of extraterritorial organizations and bodies		0	[5]	0	[6]
Total		227,132	[5]	215,877	[6]
Off-balance sheet [Member] | Contingent liabilities [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		36		40
Mining and quarrying		1,893		1,370
Manufacturing		11,612		10,314
Electricity, gas, steam and air conditioning supply		2,807		1,783
Water supply, sewerage, waste management and remediation activities		175		156
Construction		2,714		2,490
Wholesale and retail trade, repair of motor vehicles and motorcycles		7,135		5,025
Transport and storage		947		978
Accommodation and food service activities		136		158
Information and communication		2,896		2,072
Financial and insurance activities		24,361		19,467
Real estate activities		208		312
Professional, scientific and technical activities		2,147		1,915
Administrative and support service activities		816		453
Public administration and defense, compulsory social security		105		93
Education		56		14
Human health services and social work activities		141		127
Arts, entertainment and recreation		88		59
Other service activities		810		877
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		311		272
Activities of extraterritorial organizations and bodies		2		2
Total		59,394		47,978
OTC derivatives [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[7]	3		3	[8]
Mining and quarrying	[7]	32		34	[8]
Manufacturing	[7]	5,034		4,677	[8]
Electricity, gas, steam and air conditioning supply	[7]	360		614	[8]
Water supply, sewerage, waste management and remediation activities	[7]	67		80	[8]
Construction	[7]	256		438	[8]
Wholesale and retail trade, repair of motor vehicles and motorcycles	[7]	298		614	[8]
Transport and storage	[7]	515		715	[8]
Accommodation and food service activities	[7]	7		27	[8]
Information and communication	[7]	924		887	[8]
Financial and insurance activities	[7]	13,369		18,042	[8]
Real estate activities	[7]	822		1,401	[8]
Professional, scientific and technical activities	[7]	85		147	[8]
Administrative and support service activities	[7]	496		672	[8]
Public administration and defense, compulsory social security	[7]	1,037		3,094	[8]
Education	[7]	255		459	[8]
Human health services and social work activities	[7]	157		484	[8]
Arts, entertainment and recreation	[7]	56		30	[8]
Other service activities	[7]	91		131	[8]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[7]	253		325	[8]
Activities of extraterritorial organizations and bodies	[7]	31		54	[8]
Total	[7]	24,146		32,928	[8]
Debt securities [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		0	[9]	0	[10]
Mining and quarrying		4	[9]	0	[10]
Manufacturing		4	[9]	0	[10]
Electricity, gas, steam and air conditioning supply		15	[9]	0	[10]
Water supply, sewerage, waste management and remediation activities		0	[9]	0	[10]
Construction		60	[9]	0	[10]
Wholesale and retail trade, repair of motor vehicles and motorcycles		6	[9]	0	[10]
Transport and storage		306	[9]	203	[10]
Accommodation and food service activities		0	[9]	0	[10]
Information and communication		78	[9]	8	[10]
Financial and insurance activities		3,542	[9]	3,167	[10]
Real estate activities		381	[9]	333	[10]
Professional, scientific and technical activities		28	[9]	25	[10]
Administrative and support service activities		27	[9]	36	[10]
Public administration and defense, compulsory social security		10,185	[9]	8,670	[10]
Education		0	[9]	0	[10]
Human health services and social work activities		0	[9]	0	[10]
Arts, entertainment and recreation		0	[9]	31	[10]
Other service activities		174	[9]	110	[10]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		0	[9]	0	[10]
Activities of extraterritorial organizations and bodies		40	[9]	40	[10]
Total		14,849	[9]	12,625	[10]
Debt securities [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		12		6
Mining and quarrying		371		354
Manufacturing		1,746		995
Electricity, gas, steam and air conditioning supply		601		437
Water supply, sewerage, waste management and remediation activities		22		40
Construction		456		565
Wholesale and retail trade, repair of motor vehicles and motorcycles		335		213
Transport and storage		888		811
Accommodation and food service activities		91		63
Information and communication		1,007		514
Financial and insurance activities		18,588		20,866
Real estate activities		2,405		3,047
Professional, scientific and technical activities		176		105
Administrative and support service activities		323		270
Public administration and defense, compulsory social security		63,108		61,459
Education		275		120
Human health services and social work activities		468		473
Arts, entertainment and recreation		131		83
Other service activities		2,693		3,654
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		0		0
Activities of extraterritorial organizations and bodies		1,671		1,272
Total		95,367		95,347
Debt securities [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing		0	[11]	0	[12]
Mining and quarrying		2	[11]	2	[12]
Manufacturing		37	[11]	39	[12]
Electricity, gas, steam and air conditioning supply		1	[11]	1	[12]
Water supply, sewerage, waste management and remediation activities		0	[11]	0	[12]
Construction		10	[11]	70	[12]
Wholesale and retail trade, repair of motor vehicles and motorcycles		2	[11]	2	[12]
Transport and storage		1	[11]	26	[12]
Accommodation and food service activities		0	[11]	0	[12]
Information and communication		9	[11]	5	[12]
Financial and insurance activities		4,511	[11]	8,114	[12]
Real estate activities		129	[11]	109	[12]
Professional, scientific and technical activities		157	[11]	25	[12]
Administrative and support service activities		3	[11]	3	[12]
Public administration and defense, compulsory social security		18,216	[11]	40,574	[12]
Education		0	[11]	21	[12]
Human health services and social work activities		0	[11]	0	[12]
Arts, entertainment and recreation		0	[11]	0	[12]
Other service activities		14	[11]	162	[12]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use		0	[11]	0	[12]
Activities of extraterritorial organizations and bodies		287	[11]	503	[12]
Total		23,377	[11]	49,656	[12]
Repo and repo-style transactions [Member] | at amortized cost [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[13]	0		0
Mining and quarrying	[13]	0		0
Manufacturing	[13]	0		0
Electricity, gas, steam and air conditioning supply	[13]	0		0
Water supply, sewerage, waste management and remediation activities	[13]	0		0
Construction	[13]	0		0
Wholesale and retail trade, repair of motor vehicles and motorcycles	[13]	0		0
Transport and storage	[13]	0		0
Accommodation and food service activities	[13]	0		0
Information and communication	[13]	0		0
Financial and insurance activities	[13]	8,428		8,428	[14]
Real estate activities	[13]	0		0	[14]
Professional, scientific and technical activities	[13]	0		8	[14]
Administrative and support service activities	[13]	0		99	[14]
Public administration and defense, compulsory social security	[13]	0		0	[14]
Education	[13]	0		0	[14]
Human health services and social work activities	[13]	0		0	[14]
Arts, entertainment and recreation	[13]	0		0	[14]
Other service activities	[13]	5		0	[14]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[13]	0		0	[14]
Activities of extraterritorial organizations and bodies	[13]	0		0	[14]
Total	[13]	8,433		8,535	[14]
Repo and repo-style transactions [Member] | at fair value through P/L [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[13]	0		0
Mining and quarrying	[13]	0		0
Manufacturing	[13]	0		0
Electricity, gas, steam and air conditioning supply	[13]	0		0
Water supply, sewerage, waste management and remediation activities	[13]	0		0
Construction	[13]	0		0
Wholesale and retail trade, repair of motor vehicles and motorcycles	[13]	0		0
Transport and storage	[13]	0		0
Accommodation and food service activities	[13]	0		0
Information and communication	[13]	0		0
Financial and insurance activities	[13]	76,317		61,801	[14]
Real estate activities	[13]	0		0	[14]
Professional, scientific and technical activities	[13]	0		0	[14]
Administrative and support service activities	[13]	0		0	[14]
Public administration and defense, compulsory social security	[13]	1,957		1,089	[14]
Education	[13]	0		0	[14]
Human health services and social work activities	[13]	0		0	[14]
Arts, entertainment and recreation	[13]	0		0	[14]
Other service activities	[13]	12		176	[14]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[13]	0		0	[14]
Activities of extraterritorial organizations and bodies	[13]	0		0	[14]
Total	[13]	78,286		63,066	[14]
Repo and repo-style transactions [Member] | at fair value through OCI [Member]
Credit Risk Profile by Industry Sector [Line Items]
Agriculture, forestry and fishing	[13]	0		0
Mining and quarrying	[13]	0		0
Manufacturing	[13]	0		0
Electricity, gas, steam and air conditioning supply	[13]	0		0
Water supply, sewerage, waste management and remediation activities	[13]	0		0
Construction	[13]	0		0
Wholesale and retail trade, repair of motor vehicles and motorcycles	[13]	0		0
Transport and storage	[13]	0		0
Accommodation and food service activities	[13]	0		0
Information and communication	[13]	0		0
Financial and insurance activities	[13]	1,231		1,543	[14]
Real estate activities	[13]	0		0	[14]
Professional, scientific and technical activities	[13]	0		0	[14]
Administrative and support service activities	[13]	0		0	[14]
Public administration and defense, compulsory social security	[13]	0		0	[14]
Education	[13]	0		0	[14]
Human health services and social work activities	[13]	0		0	[14]
Arts, entertainment and recreation	[13]	0		0	[14]
Other service activities	[13]	0		0	[14]
Activities of households as employers, undifferentiated goods- and services-producing activities of households for own use	[13]	0		0	[14]
Activities of extraterritorial organizations and bodies	[13]	0		0	[14]
Total	[13]	€ 1,231		€ 1,543	[14]

[1]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 12.4 billion as of December 31, 2021.
[2]	Includes stage 3 and stage 3 POCI loans at amortized cost amounting to € 11.9 billion as of December 31, 2020.
[3]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 28.1 million as of December 31, 2021
[4]	Includes stage 3 and stage 3 POCI loans at fair value through OCI amounting to € 90.3 million as of December 31, 2020
[5]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2021
[6]	Includes stage 3 and stage 3 POCI off-balance sheet exposure amounting to € 2.6 billion as of December 31, 2020.
[7]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.
[8]	Includes the effect of netting agreements and cash collateral received where applicable. Excludes derivatives qualifying for hedge accounting.
[9]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 368.2 million as of December 31, 2021.
[10]	Includes stage 3 and stage 3 POCI debt securities at amortized cost amounting to € 360.4 million as of December 31, 2020.
[11]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.8 million as of December 31, 2021
[12]	Includes stage 3 and stage 3 POCI debt securities at fair value through OCI amounting to € 15.1 million as of December 31, 2020.
[13]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.
[14]	Before reflection of collateral and limited to securities purchased under resale agreements and securities borrowed.